INVENTORIES - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 614,656	$ 525,626	$ 503,832
Work in process	992		30,060
Finished goods	26	8,805
Total	$ 615,674	$ 534,431	$ 533,892